Lease (Details) - Schedule of supplemental balance sheet information related to leases - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	¥ 264,050	¥ 322,559
Operating lease liabilities, current portion	115,765	131,151
Operating lease liabilities, non-current portion	¥ 159,922	¥ 200,409
Weighted-average remaining lease term - operating leases	3 years 9 months 29 days	3 years 7 months 9 days
Weighted-average discount rate - operating leases	5.02%	4.89%